Subsequent Events	3 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

NOTE M – Subsequent Events

On August 25, 2016 the Company entered into an exchange agreement with Western Grade, LLC.  Under the terms of the exchange agreement, Western Grade members will exchange their ownership interest for 420,000,000 shares of the common stock of the Company, which represents 42% ownership in the Company.  Western Grade will therefore be a wholly owned subsidiary of the Company.